LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2020
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS' EQUITY
LIMITED PARTNERS' EQUITY
Limited partners’ equity
As at June 30, 2020, 179,047,436 LP Units were outstanding (December 31, 2019: 178,977,800 LP Units) including 45,832,944 LP Units (December 31, 2019: 56,068,944 LP Units) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.
During the second quarter of 2020, certain affiliates of Brookfield Asset Management completed a secondary offering of 10,236,000 LP Units at a price of $48.85 per LP Unit, for gross proceeds of $500 million. Brookfield Renewable did not sell LP Units in the offering and will not receive any of the proceeds from the offering of LP Units.
During the three and six months ended June 30, 2020, 30,458 and 69,636 LP Units (2019: 54,749 and 105,248 LP Units) were issued under the distribution reinvestment plan at a total cost of $1 million and $3 million, respectively (2019: $1 million and $3 million).
As at June 30, 2020, Brookfield Asset Management’s direct and indirect interest of 175,491,567 LP Units and Redeemable/Exchangeable partnership units represents approximately 57% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 43% is held by public investors.
On an unexchanged basis, Brookfield holds a 26% direct limited partnership interest in Brookfield Renewable, a 42% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units and a direct 1% GP interest in BRELP as at June 30, 2020.
In December 2019, Brookfield Renewable commenced a normal course issuer bid in connection with its LP Units. Under this normal course issuer bid Brookfield Renewable is permitted to repurchase up to 8.9 million LP Units, representing approximately 5% of the issued and outstanding LP Units, for capital management purposes. The bid will expire on December 11, 2020, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units repurchased during the three and six months ended June 30, 2020. During the six months ended June 30, 2019, there were 20,000 LP Units repurchased at a total cost of $1 million.
Distributions
The composition of the limited partners' equity distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Brookfield	$29	$29	$60	$58
External LP Unitholders	68	63	136	127
	$97	$92	$196	$185

In January 2020, Unitholder distributions were increased to $2.17 per LP Unit on an annualized basis, an increase of $0.11 per LP Unit, which took effect with the distribution payable in March 2020.